Consolidation of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
dLocal Group Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Malta
Principal place of business of subsidiary	Holding Company
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Malta
Principal place of business of subsidiary	Payments provider
Proportion of ownership interest in subsidiary	99.999%	99.999%
Proportion of ownership interests held by non-controlling interests	0.001%	0.001%
Dlocal Markets Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Malta
Principal place of business of subsidiary	Holding Company
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Hold Ops Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Cayman Islands
Principal place of business of subsidiary	Holding Company
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal LLP
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United Kingdom
Principal place of business of subsidiary	Payments provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Corp LLP
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United Kingdom
Principal place of business of subsidiary	Payments provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal OpCo UK LTD
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United Kingdom
Principal place of business of subsidiary	Payments & Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal OpCo US Inc. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United States of America
Principal place of business of subsidiary	Payments & Service provider
Proportion of ownership interest in subsidiary	100.00%	0.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Technologies S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal PTE Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Singapore
Principal place of business of subsidiary	Holding Company & Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Principal place of business of subsidiary	Collection entity & Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Arg. S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
DLocal Bangladesh Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bangladesh
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Bolivia S.R.L.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bolivia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Brasil Holding Financeira
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Principal place of business of subsidiary	Holding Company
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Brasil Instituição de Pagamento S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Brasil Facilitadora de Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Webpay Brasil Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Cameroun SARL
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Cameroon
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Chile
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Chile
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Pagos y Servicios Limitada
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Chile
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
FCA Chile 2 Spa
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Chile
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia
Principal place of business of subsidiary	Collection entity & Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Kupa Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Costa Rica SRL
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Costa Rica
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Ecuador
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Egypt LLC
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Egypt
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal El Salvador S.A de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	El Salvador
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
dLocal Ghana Limited Company
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Ghana
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	70.00%	70.00%
Proportion of ownership interests held by non-controlling interests	30.00%	30.00%
Demerge Guatemala S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Honduras S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Honduras
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Depansum Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	India
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal India Pvt Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	India
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Guisol Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	India
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
PT Dlocal Solutions Indonesia
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Indonesia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Israel Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Israel
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal SARL
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Ivory Coast
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Japan Ltd
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Japan
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Payments Kenya Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Kenya
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Depansum Malaysia SDN. BHD.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Malaysia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Technologies Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
DLocal Morocco SARL AU
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Morocco
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	98.50%	98.50%
Proportion of ownership interests held by non-controlling interests	1.50%	1.50%
Demerge Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nigeria
Principal place of business of subsidiary	Collection entity & Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Panama S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Paraguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Paraguay
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Peru S.A.C.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Peru
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Depansum Peru S.A.C
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Peru
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Payments Philippines Incorporated
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Philippines
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Republica Dominicana SAS
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Dominican Republic
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Rwanda Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Rwanda
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Depansum PTY Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	South Africa
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
DLP South Africa PTY Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	South Africa
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Tanzania LTD
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Tanzania
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Thailand
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	49.00%	49.00%
Proportion of ownership interests held by non-controlling interests	51.00%	51.00%
Dlocal Uganda LTD
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uganda
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Payment Services L.L.C.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United Arab Emirates
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal US LLC
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United States of America
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Holding Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Principal place of business of subsidiary	Holding Company
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Services Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Vietnam Company Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Vietnam
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Depansum Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Espana SL
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Spain
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Senegal SAURL
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Senegal
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
PT Dlocal Services Gateway
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Indonesia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
PT Dlocal Payment Solutions (Indonesia)
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Indonesia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	85.00%	85.00%
Proportion of ownership interests held by non-controlling interests	15.00%	15.00%
Depansum Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Kenya
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	99.00%	99.00%
Proportion of ownership interests held by non-controlling interests	1.00%	1.00%
Dlocal Developments Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Principal place of business of subsidiary	Finance entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Payments Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	India
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Zubisokan Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nigeria
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Kupa IMTO Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nigeria
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Arabia Financial Technology Company
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Saudi Arabia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Opco Ireland Ltd
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Ireland
Principal place of business of subsidiary	Payments provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	India
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Nicaragua S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nicaragua
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Malaysia Sdn. Bhd.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Malaysia
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
CRI Demerge Costa Rica SRL
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Costa Rica
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Demerge Singapore PTE Ltd
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Singapore
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Olmerix S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Principal place of business of subsidiary	Finance entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Shanghai Demerge Consulting Co. Ltd
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	China
Principal place of business of subsidiary	Service provider
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Pakistan (Private) Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Pakistan
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%
Dlocal Solutions Inc
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Philippines
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	99.99999%	99.99999%
Proportion of ownership interests held by non-controlling interests	0.00001%	0.00001%
dLocal (DIFC) Limited
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	United Arab Emirates
Principal place of business of subsidiary	Collection entity
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%	0.00%